Provisions - Provisions (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Provisions - Text Details (Detail) [Line Items]
Non-current provisions	€ 1,603	€ 1,788
Total provisions	2,159	2,151
Current provisions	556	363
Legal proceedings provision [member]
Provisions - Text Details (Detail) [Line Items]
Non-current provisions	14	17
Total provisions	55	26
Current provisions	40	9
Miscellaneous other provisions [member]
Provisions - Text Details (Detail) [Line Items]
Non-current provisions	305	345
Total provisions	392	432
Current provisions	86	88
Other environment related provision [member]
Provisions - Text Details (Detail) [Line Items]
Non-current provisions	145	124
Total provisions	170	144
Current provisions	25	20
Post-employement benefit [Member]
Provisions - Text Details (Detail) [Line Items]
Non-current provisions	824	835
Total provisions	824	835
Provisions for contingent considerations [Member]
Provisions - Text Details (Detail) [Line Items]
Non-current provisions	245	385
Total provisions	354	409
Current provisions	108	24
Restructuring provision [member]
Provisions - Text Details (Detail) [Line Items]
Non-current provisions	31	45
Total provisions	156	114
Current provisions	125	68
Warranty provision [member]
Provisions - Text Details (Detail) [Line Items]
Non-current provisions	38	37
Total provisions	210	190
Current provisions	€ 172	€ 153